Trade and Other Receivables (Aging Analysis of Trade Receivables, Bills Receivable and Amounts Due from Related Parties) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about trade and other receivable [line items]
Trade receivables, bills receivable and amounts due from related parties	¥ 3,452,367	¥ 2,944,183
Within one year [member]
Disclosure of detailed information about trade and other receivable [line items]
Trade receivables, bills receivable and amounts due from related parties	3,452,321	2,944,162
Above one year [member]
Disclosure of detailed information about trade and other receivable [line items]
Trade receivables, bills receivable and amounts due from related parties	¥ 46	¥ 21